RISK MANAGEMENT - Schedule of Credit Loss Allowance (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	$ 108	$ 102
Credit loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at the beginning of the period	1,664	1,757
Movements in credit loss allowance	221	378
Write-offs	(297)	(356)
Translation effect	228	(115)
Balance at the end of the period	$ 1,816	$ 1,664